Employment cost (Details Textual)		1 Months Ended						12 Months Ended
		Mar. 31, 2017 USD ($) Number	Aug. 31, 2016	Apr. 29, 2016 Number	Mar. 31, 2016 USD ($) Number	Jan. 31, 2016	Mar. 31, 2015 USD ($) Number	Dec. 31, 2017 USD ($) Number $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Disclosure of employment cost [Line Items]
Description of vesting requirements for share-based payment arrangement								Options vest after two, three and four yearsOptions vest after two, three and four years
Description of maximum term of options granted for share-based payment arrangement								lapse after a maximum term of 10 years
Number of share options exercised in share-based payment arrangement | Number								12,477
Performance Conditions For Sharebased Payment Arrangement | shares										30,018	10,006
Performance Conditions For Sharebased Payment Arrangement Per Share | $ / shares										$ 67.41	$ 71.54
Weighted Average Exercise Price Of Share Options Exercised In Sharebased Payment Arrangements | $ / shares								$ 22.19
Maximum Level Description								one-for-one
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $	[1]							$ 95.92
Shares retention period								12 years
Employee [Member]
Disclosure of employment cost [Line Items]
Description of vesting requirements for share-based payment arrangement									Vested over three, four and five years
Number of share options granted in share-based payment arrangement			127,300			246,800			374,100
Weighted average fair value at measurement date, share options granted | $									$ 32,500,000
Employee [Member] | Top of range [member]
Disclosure of employment cost [Line Items]
Market Share Price | $ / shares									$ 75.2
Employee [Member] | Bottom of range [member]
Disclosure of employment cost [Line Items]
Market Share Price | $ / shares									$ 117.6
Senior Management [Member] | Co-Investment Plan [Member]
Disclosure of employment cost [Line Items]
Number of share options granted in share-based payment arrangement | Number		6,845			10,739		20,730
Weighted average fair value at measurement date, share options granted | $	[2]	$ 300,000			$ 400,000		$ 800,000
Bonus Percentage On Base Salary								100.00%
Number of share options vested in period | shares											10,841
Chief Executive Officers [Member]
Disclosure of employment cost [Line Items]
Number of share options granted in share-based payment arrangement | Number				40,024
Weighted average fair value at measurement date, share options granted | $								$ 4,000,000
Chief Executive Officers [Member] | Co-Investment Plan [Member]
Disclosure of employment cost [Line Items]
Bonus Percentage On Base Salary								250.00%
Chief Financial Officers [Member] | Co-Investment Plan [Member]
Disclosure of employment cost [Line Items]
Bonus Percentage On Base Salary								125.00%

[1]	Inception date, July 20, 2017.
[2]	Volatility is based on the three year historical volatility of the company’s shares on each grant date.